Cover	Aug. 03, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 16, 2023
Entity Registrant Name	DRAFTKINGS INC.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-41379
Entity Tax Identification Number	87-2764212
Entity Address, Address Line One	222 Berkeley Street
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	617
Local Phone Number	986-6744
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	DKNG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001883685
Amendment Flag	false